Document and Entity Information	6 Months Ended
Jun. 30, 2017
Document And Entity Information [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Jun. 30, 2017
Trading Symbol	DARE
Entity Registrant Name	Dare Bioscience, Inc.
Entity Central Index Key	0001401914